NOTE 1 - ORGANIZATION, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Concentration of Credit Risk and Accounts Receivable (Policies)	Dec. 31, 2022
Policies
Concentration of Credit Risk and Accounts Receivable

Concentration of Credit Risk and Accounts Receivable – Financial instruments that potentially subject the Company to a concentration of credit risk consist principally of cash. The Company has cash in excess of federally insured limits as of December 31, 2022 and 2021. The Company places its cash with a high credit quality financial institution.